UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21629

SPECIAL VALUE EXPANSION FUND, LLC
(Exact Name of Registrant as Specified in Charter)

2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA  90405
(Address of Principal Executive Offices) (Zip Code)

ELIZABETH GREENWOOD, SECRETARY
SPECIAL VALUE EXPANSION FUND, LLC
2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA  90405
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (310) 566-1000

Copies to:
RICHARD T. PRINS, ESQ.
SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
FOUR TIMES SQUARE
NEW YORK, NEW YORK 10036

Date of fiscal year end: SEPTEMBER 30

Date of reporting period: JULY 1, 2008 - JUNE 30, 2009

ITEM 1.  PROXY VOTING RECORD.

Issuer Name:  Online Resources, Inc.
Ticker:     ORCC
CUSIP:    68273G-101
Meeting Date:       May 6, 2009                     Meeting Type:  Annual

			Mgmt	Vote
	Proposal	Proposed By	Rec	Cast

1	Elect the following nominees to the Class II Directors
of the Company

	John Dorman	Security Holder	Against	For
	Edward D. Horowitz	Security Holder	Against	For
	Bruce A Jaffe	Security Holder	Against	For

2	To ratify KPMG LLP as independent
	auditors for the year ending December 31, 2009	Issuer	For	Abstain

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Special Value Expansion Fund, LLC

By:  /s/ Elizabeth Greenwood
Name:   Elizabeth Greenwood
Title:  Secretary and Chief Compliance Officer
Date:  August 30, 2009